Income tax payables, income tax assets and deferred income tax - Reconciliation of income tax expense (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of income tax expense
Pre-tax income	$ 11,626	$ 5,599	$ 5,127
Non taxable items	738	79	8
Subtotal	$ 12,364	$ 5,678	$ 5,135
Weighted statutory income tax rate (*)	34.30%	34.30%	34.50%
Income tax expense at weighted statutory tax rate	$ (4,235)	$ (1,947)	$ (1,774)
Income tax on cash dividends of foreign companies - Nucleo	(44)	(15)	(14)
Effect of changes in tax rate	69
Other changes in tax assets and liabilities			(2)
Actions for recourse income tax receivable	308	368	98
Income tax expense	(3,902)	(1,594)	(1,692)
Income tax - Actions for recourse filed with the Tax Authority
Amount of claim filed during 2015 and 2016	509
Tax credit recorded	$ 308	$ 368	$ 98
Argentina
Reconciliation of income tax expense
Weighted statutory income tax rate (*)	35.00%	35.00%	35.00%
Paraguay
Reconciliation of income tax expense
Weighted statutory income tax rate (*)	10.00%	10.00%	10.00%
Additional tax rate (as a percent)	5.00%	5.00%	5.00%
Effective tax rate	15.00%	15.00%	15.00%
United States of America
Reconciliation of income tax expense
Weighted statutory income tax rate (*)	39.50%	39.50%	39.50%
Effective tax rate	39.50%	39.50%	39.50%